Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences (Tables)	12 Months Ended
Dec. 31, 2018
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Gains or losses on financial assets and liabilities and exchange differences. Breakdown by Heading of the Balance Sheet.
Gains (losses) on financial assets and liabilities and exchange differences: Breakdown by Heading of the Consolidated Income Statements (Millions of euros)
	2018	2017	2016
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	216	985	1.375
Financial assets at amortized cost	51	133	95
Other financial assets and liabilities	164	852	1.281
Gains or losses on financial assets and liabilities held for trading, net	707	218	248
Other gains or (-) losses	707
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	96
Other gains or (-) losses	96
Gains or losses on financial assets and liabilities designated at fair value through profit or loss, net	143	(56)	114
Gains or losses from hedge accounting, net	72	(209)	(76)
Subtotal Gains or (losses) on financial assets and liabilities	1.234	938	1.661
Exchange Differences	(9)	1.030	472
Total	1.223	1.968	2.133

Gains or losses on financial assets and liabilities. Breakdown by nature of the Financial Instruments
Gains (losses) on financial assets and liabilities: Breakdown by nature of the Financial Instrument (Millions of euros)
	2018	2017	2016
Debt instruments	354	545	906
Equity instruments	(253)	845	459
Loans and advances to customers	(172)	97	65
Trading derivatives and hedge accounting	927	(470)	109
Customer deposits	240	(96)	87
Other	137	18	35
Total	1.233	938	1.661

Derivatives Hedge Accounting Income
Derivatives - Hedge accounting (Millions of euros)
	2018	2017	2016
Derivatives
Interest rate agreements	90	165	431
Securities agreements	294	(139)	86
Commodity agreements	(2)	99	(29)
Credit derivative agreements	(109)	(564)	(118)
Foreign-exchange agreements	606	315	186
Other agreements	(24)	(137)	(371)
Subtotal	856	(261)	185
Hedging Derivatives Ineffectiveness
Fair value hedges	87	(177)	(76)
Hedging derivative	(150)	(236)	(330)
Hedged item	237	59	254
Cash flow hedges	(15)	(32)	-
Subtotal	72	(209)	(76)
Total	927	(470)	109